Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
18.	SEGMENT INFORMATION

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group applies the “management approach” in determining reportable operating segments, which considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that it has one reportable operating segment, as the manufacturing and sales of products are viewed as an integrated business process and the allocation of resources and assessment of performance are not separately evaluated by the CODM.

Revenues by sales channel

The Group’s revenues derived from different channels for the six months ended June 30, 2025, and 2026, are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Offline sales to dealers	$39,384	$22,190
Offline sales to ODM customers	27,735	46,803
Online sales to retail customers	7,389	283
Total	$74,508	$69,276

Geographic information

The Group’s revenues for the six months ended June 30, 2025, and 2026, were primarily generated from North America, Europe, Asia and other regions. The following table sets forth the disaggregation of revenues by geographic area:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
North America	$45,255	$32,289
Europe	22,273	27,500
Asia	5,723	8,786
Others	1,257	701
Total	$74,508	$69,276

As of December 31, 2025 and June 30, 2026, the Group’s 94.50% and 92.82% of long-lived assets, except for several right-of-use assets of overseas leasing, were located in the PRC.